Intangible Assets and Goodwill Future Amortization Expense Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 2.0
2015	1.4
2016	1.0
2017	0.6
2018	$ 0.6